Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Loans converted to shares of DMSA/AMSA	₩ 60,278